Operating Expense - Summary of Operating Expenses and Other Operating Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	€ (59,097)	€ (66,170)	€ (67,024)	[1]
General and administrative expenses	(14,270)	(17,265)	(9,076)	[1]
Marketing and market access expenses	(11,216)	(13,708)	(717)	[1]
Reorganization and restructuring expenses	(5,308)
Other operating income (expenses)	(764)	(1,649)	(162)	[1]
TOTAL	(90,655)	(98,793)	(76,979)
Raw materials & consumables used
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,876)	(2,017)	(1,724)
General and administrative expenses	(202)	(177)	(126)
Marketing and market access expenses	(7)	(8)	(4)
TOTAL	(2,085)	(2,202)	(1,855)
Contracted research & development activities conducted by third parties
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(39,216)	(41,509)	(47,659)
General and administrative expenses	(92)	(59)	(2)
Marketing and market access expenses	(2)	0
TOTAL	(39,310)	(41,568)	(47,662)
Employee expenses
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(11,554)	(11,740)	(9,431)
General and administrative expenses	(6,936)	(7,598)	(3,778)
Marketing and market access expenses	(1,298)	(1,645)	(416)
Reorganization and restructuring expenses	8
TOTAL	(19,779)	(20,984)	(13,625)
Other expenses (maintenance, fees, travel, taxes)
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(5,465)	(6,188)	(6,502)
General and administrative expenses	(6,545)	(8,972)	(5,451)
Marketing and market access expenses	(9,818)	(11,979)	(287)
Reorganization and restructuring expenses	(2,141)
Other operating income (expenses)	(684)	(1,668)	(164)
TOTAL	(24,655)	(28,807)	(12,403)
Depreciation, amortization & impairment charges
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(985)	(4,716)	(1,707)
General and administrative expenses	(495)	(458)	283
Marketing and market access expenses	(90)	(76)	(11)
Reorganization and restructuring expenses	(3,175)
TOTAL	(4,746)	(5,251)	(1,435)
Gain / (loss) on disposal of property, plant & equipment
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Other operating income (expenses)	(80)	19	2
TOTAL	€ (80)	€ 19	€ 2

[1]	The Group applied IFRS16 ”Leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2018 has not been restated . The impact of this application is presented in note 4.7